Schedule of Cost of Revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cost Of Revenue
Resource usage fees	$ 732,458	$ 730,281
Website maintenance fee		121,714
Virtual simulation fee	733	88,303
Raw material consumption fees		1,457
Other		2,592
Total	$ 733,191	$ 944,347